Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THE ALGER FUNDS II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Class Z Shares | Alger Emerging Markets Fund - AC
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Emerging Markets Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-, five- and ten-year examples through October 31, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is sub-advised by Redwood Investments, LLC (“Redwood”), an affiliate of the Manager (Redwood and the Manager, collectively referred to as the “Manager,” where applicable). Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.The Fund invests in companies that it believes meet three primary criteria: (1) high quality companies, (2) which are attractively valued, and (3) where the Manager believes that future earnings and free cash flow growth will be meaningfully above what is expected by the market. High quality companies are those companies that offer strong earnings visibility and sustainability because of their durable competitive advantages, capable management teams, and prudent financial management. The Manager focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of emerging country issuers. The Manager may consider classifications including those of the World Bank, the International Finance Corporation, or the United Nations (and its agencies) in determining whether a country is an emerging country. Emerging countries include, but are not limited to, the countries that comprise the MSCI Emerging Markets Index. Currently, most Central and South American, African, Asian and Eastern European nations, among others, are considered emerging countries.The Fund may invest up to 20% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of frontier country issuers. Frontier countries include, but are not limited to, the countries that comprise the MSCI Frontier Markets Index.For purposes of the Fund’s investment strategies, the issuer of a security is considered to be located in a country if: (i) the company is organized under the laws of, or has a principal office in that country, (ii) the company’s securities are primarily listed in that country, or (iii) a majority of its assets are in, or a majority of its revenue or profits from businesses, investments or sales are from, that country. An emerging or frontier country issuer may also include an exchange-traded fund that is principally invested in equity securities of emerging or frontier market country issuers.The Fund generally invests in at least three emerging countries, and, at times, may invest a substantial portion of its assets in a single emerging country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.The Fund generally invests a substantial portion of its assets in a smaller number of issuers. The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Before September 24, 2019, the Fund followed different investment strategies and was managed by different portfolio managers. Performance prior to September 24, 2019 reflects these prior management styles and does not reflect the Fund's current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Z Shares as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q2 202027.19%Worst Quarter:Q1 2020-19.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Z Shares | Alger Emerging Markets Fund - AC | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s share price may go down, which means you could lose money.
Class Z Shares | Alger Emerging Markets Fund - AC | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Z Shares | Alger Emerging Markets Fund - AC | Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Class Z Shares | Alger Emerging Markets Fund - AC | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Class Z Shares | Alger Emerging Markets Fund - AC | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Class Z Shares | Alger Emerging Markets Fund - AC | Growth Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Class Z Shares | Alger Emerging Markets Fund - AC | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Class Z Shares | Alger Emerging Markets Fund - AC | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk – The Fund may invest in issuers located in emerging markets, and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. The Fund, individually or in combination with other shareholders, may have limited rights and remedies against emerging market issuers.
Class Z Shares | Alger Emerging Markets Fund - AC | Frontier Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Frontier Markets Risk – The Fund may invest in issuers located in frontier countries. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting, auditing and financial reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.
Class Z Shares | Alger Emerging Markets Fund - AC | Small Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Class Z Shares | Alger Emerging Markets Fund - AC | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Class Z Shares | Alger Emerging Markets Fund - AC | Consumer Discretionary Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Class Z Shares | Alger Emerging Markets Fund - AC | Financials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Class Z Shares | Alger Emerging Markets Fund - AC | Information Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
Class Z Shares | Alger Emerging Markets Fund - AC | Small Number of Holdings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Class Z Shares | Alger Emerging Markets Fund - AC | Portfolio Turnover Active Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay. The Fund may experience increased turnover as a result of the change in portfolio management and transition to investing in a smaller number of issuers.
Class Z Shares | Alger Emerging Markets Fund - AC | Cash Position Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Class Z Shares | Alger Emerging Markets Fund - AC | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	820
10 Years	rr_ExpenseExampleYear10	$ 1,929
2015	rr_AnnualReturn2015	(7.29%)
2016	rr_AnnualReturn2016	2.78%
2017	rr_AnnualReturn2017	39.09%
2018	rr_AnnualReturn2018	(21.38%)
2019	rr_AnnualReturn2019	22.59%
2020	rr_AnnualReturn2020	37.69%
2021	rr_AnnualReturn2021	(1.99%)
2022	rr_AnnualReturn2022	(32.21%)
2023	rr_AnnualReturn2023	14.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.98%)
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class Z Shares | Alger Emerging Markets Fund - AC | Return After Taxes on Distributions | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Class Z Shares | Alger Emerging Markets Fund - AC | Return After Taxes on Distributions and Sale of Shares | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Class Z Shares | Alger Emerging Markets Fund - AC | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%

[1]	Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to .24% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.